UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American High-Income TrustSM
Investment portfolio

June 30, 2010

Bonds, notes & other debt instruments — 86.48%	Principal amount (000)	Value (000)

CORPORATE BONDS, NOTES & LOANS — 82.01%
CONSUMER DISCRETIONARY — 20.97%
Univision Communications, Inc., First Lien Term Loan B, 2.25% 20141,2,3	$104,420	$87,336
Univision Communications Inc. 12.00% 20146	20,310	21,884
Univision Communications Inc. 10.50% 20151,4,6	168,928	141,477
Michaels Stores, Inc., Term Loan B1, 2.813% 20131,2,3	18,737	17,412
Michaels Stores, Inc. 10.00% 2014	136,900	142,034
Michaels Stores, Inc. 0%/13.00% 20165	28,695	25,682
Michaels Stores, Inc. 0%/13.00% 20165,6	21,700	19,422
Michaels Stores, Inc., Term Loan B2, 5.063% 20161,2,3	6,349	6,046
Michaels Stores, Inc. 11.375% 2016	21,000	21,945
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20126	43,925	45,902
Charter Communications Operating, LLC, Term Loan B, 7.25% 20141,2,3	1,007	1,011
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20146	26,500	29,548
Charter Communications, Inc. 13.50% 2016	55,038	64,395
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 20186	39,925	40,324
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 20206	44,925	46,160
Virgin Media Finance PLC 9.125% 2016	36,015	37,456
Virgin Media Finance PLC, Series 1, 9.50% 2016	101,400	107,611
Virgin Media Inc. 6.50% 20186	7,325	7,233
Virgin Media Finance PLC 8.375% 20196	57,435	58,440
Allison Transmission Holdings, Inc., Term Loan B, 3.11% 20141,2,3	28,710	26,230
Allison Transmission Holdings, Inc. 11.00% 20156	50,195	52,830
Allison Transmission Holdings, Inc. 11.25% 20151,4,6	79,669	84,250
MGM MIRAGE 8.50% 2010	3,100	3,108
Mandalay Resort Group 6.375% 2011	1,500	1,414
MGM MIRAGE 6.75% 2012	1,700	1,590
MGM MIRAGE 6.75% 2013	16,855	15,127
MGM MIRAGE 13.00% 2013	37,775	43,725
MGM MIRAGE 5.875% 2014	25,425	20,276
MGM MIRAGE 10.375% 2014	12,725	13,902
MGM MIRAGE 6.625% 2015	7,975	6,320
MGM MIRAGE 7.50% 2016	8,000	6,340
MGM MIRAGE 11.125% 2017	18,275	20,240
MGM MIRAGE 9.00% 20206	16,925	17,475
Toys “R” Us, Inc. 7.625% 2011	57,410	58,845
Toys “R” Us-Delaware, Inc., Term Loan B, 4.597% 20121,2,3	24,012	23,767
Toys “R” Us, Inc. 8.50% 20176	30,630	31,549
Toys “R” Us, Inc. 10.75% 20176	3,875	4,253
Toys “R” Us, Inc. 7.375% 2018	9,550	9,025
Neiman Marcus Group, Inc. 9.00% 20151,4	73,030	73,578
Neiman Marcus Group, Inc. 10.375% 2015	29,125	29,780
Macy’s Retail Holdings, Inc. 8.375% 20151	34,718	38,450
Federated Retail Holdings, Inc. 5.90% 2016	32,000	32,240
Federated Department Stores, Inc. 6.79% 2027	8,767	8,131
Federated Department Stores, Inc. 7.00% 2028	6,900	6,676
Federated Department Stores, Inc. 6.90% 2029	12,735	12,321
AMC Entertainment Inc. 8.00% 2014	8,175	7,909
AMC Entertainment Inc., Series B, 11.00% 2016	10,000	10,550
AMC Entertainment Inc. 8.75% 2019	68,675	69,362
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	65,503	62,883
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	16,450	15,957
Boyd Gaming Corp. 7.75% 2012	27,925	27,785
Boyd Gaming Corp. 6.75% 2014	25,000	22,000
Boyd Gaming Corp. 7.125% 2016	21,000	17,378
Clear Channel Worldwide, Series B, 9.25% 20176	62,050	62,671
Hanesbrands Inc., Series B, 4.121% 20141	47,650	45,327
Hanesbrands Inc. 8.00% 2016	14,825	15,103
Bon-Ton Department Stores, Inc. 10.25% 2014	59,800	59,053
Ziggo Bond Co. BV 8.00% 2018	€48,000	56,877
Cinemark USA, Inc., Term Loan, 3.56% 20161,2,3	$5,535	5,380
Cinemark USA, Inc. 8.625% 2019	49,405	49,899
Dollar General Corp., Term Loan B2, 3.10% 20141,2,3	4,268	4,065
Dollar General Corp. 10.625% 2015	20,213	22,209
Dollar General Corp. 11.875% 20171,4	23,119	26,385
Royal Caribbean Cruises Ltd. 8.75% 2011	435	448
Royal Caribbean Cruises Ltd. 6.875% 2013	4,000	3,910
Royal Caribbean Cruises Ltd. 11.875% 2015	40,475	46,749
CSC Holdings, Inc., Series B, 6.75% 2012	4,500	4,680
CSC Holdings, Inc. 8.50% 20146	28,850	30,220
CSC Holdings, Inc. 8.50% 20156	3,500	3,649
CSC Holdings, Inc. 8.625% 20196	11,400	12,084
Quebecor Media Inc. 7.75% 2016	28,400	27,974
Quebecor Media Inc. 7.75% 2016	22,370	22,034
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	38,350	39,980
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	8,292	8,914
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	47,925	48,284
Burlington Coat Factory Warehouse Corp. 11.125% 2014	42,410	44,106
Mohegan Tribal Gaming Authority 8.00% 2012	22,450	19,700
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	998
Mohegan Tribal Gaming Authority 7.125% 2014	24,600	17,897
Mohegan Tribal Gaming Authority 6.875% 2015	6,775	4,844
Technical Olympic USA, Inc. 9.00% 20107	22,486	14,672
Technical Olympic USA, Inc. 9.00% 20107	7,325	4,780
Technical Olympic USA, Inc. 9.25% 20116,7	36,325	23,702
Regal Cinemas Corp., Series B, 9.375% 2012	13,300	13,367
Regal Cinemas Corp. 8.625% 2019	25,455	25,710
TL Acquisitions, Inc., Term Loan B, 3.03% 20141,2,3	15,013	12,988
Thomson Learning 10.50% 20156	27,410	25,628
UPC Holding BV 9.875% 20186	37,310	37,683
J.C. Penney Co., Inc. 9.00% 2012	8,980	9,934
J.C. Penney Co., Inc., Series A, 6.875% 2015	175	187
J.C. Penney Co., Inc. 5.75% 2018	21,155	21,314
J.C. Penney Co., Inc. 5.65% 2020	4,825	4,741
Kabel Deutschland GmbH 10.625% 2014	34,500	35,923
Local T.V. Finance LLC, Term Loan B, 2.35% 20131,2,3	8,484	7,494
Local T.V. Finance LLC 10.00% 20151,4,6	32,589	27,212
LBI Media, Inc. 8.50% 20176	40,150	34,629
American Media Operations, Inc. 9.00% 20134,6,8	3,549	2,289
American Media Operations, Inc. 14.00% 20131,4,6,8	45,752	29,510
Limited Brands, Inc. 8.50% 2019	4,400	4,763
Limited Brands, Inc. 7.00% 2020	25,084	25,398
Limited Brands, Inc. 7.60% 2037	1,421	1,307
Tenneco Automotive Inc. 8.625% 2014	30,995	31,421
Edcon (Proprietary) Ltd. 3.969% 20141	€22,425	19,607
Edcon (Proprietary) Ltd. 3.969% 20141	11,000	9,618
Fox Acquisition LLC, Term Loan B, 7.50% 20151,2,3	$2,689	2,578
Fox Acquisition LLC 13.375% 20166	26,095	25,899
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	26,207
Warner Music Group 7.375% 2014	18,090	17,321
Warner Music Group 9.50% 2016	6,700	7,169
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	23,950	24,219
Seneca Gaming Corp., Series B, 7.25% 2012	16,000	15,720
Seneca Gaming Corp. 7.25% 2012	8,440	8,292
Jarden Corp. 8.00% 2016	23,250	24,006
Allbritton Communications Co. 8.00% 20186	22,000	21,890
UPC Germany GmbH 8.125% 20176	2,300	2,266
UPC Germany GmbH 9.625% 2019	€10,800	13,471
Liberty Media Corp. 8.25% 2030	$4,850	4,486
Radio One, Inc. 6.375% 2013	20,260	17,322
Education Management LLC and Education Management Finance Corp. 8.75% 2014	14,495	14,531
Gray Television Inc. 10.50% 20156	14,640	14,274
Lamar Media Corp. 7.875% 20186	13,525	13,559
Sealy Mattress Co. 10.875% 20166	11,426	12,683
Beazer Homes USA, Inc. 6.50% 2013	2,000	1,855
Beazer Homes USA, Inc. 8.125% 2016	11,405	10,264
NCL Corporation Ltd. 11.75% 2016	10,110	10,615
Vidéotron Ltée 6.875% 2014	6,780	6,848
Vidéotron Ltée 6.375% 2015	3,720	3,701
Lear Corp. 7.875% 2018	9,000	9,067
Seminole Tribe of Florida 7.804% 20202,6	9,515	8,724
KB Home 6.25% 2015	9,285	8,310
Meritage Corp. 7.731% 20176	9,000	7,740
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	5,700	5,956
Ford Motor Co. 9.50% 2011	1,000	1,045
FCE Bank PLC 7.125% 2013	€3,550	4,385
Phillips-Van Heusen Co. 7.375% 2020	$5,000	5,069
Standard Pacific Corp. 6.25% 2014	3,065	2,858
Standard Pacific Corp. 7.00% 2015	2,315	2,153
Sinclair Broadcast Group, Inc. 8.00% 2012	3,000	2,936
Grupo Televisa, SAB 6.625% 2040	2,500	2,617
Time Warner Cable Inc. 7.50% 2014	750	872
Cox Communications, Inc. 5.45% 2014	390	431
KAC Acquisition Corp. 8.00% 20264,6,9	256	—
		3,265,240

TELECOMMUNICATION SERVICES — 11.12%
Sprint Capital Corp. 7.625% 2011	4,000	4,090
Sprint Capital Corp. 8.375% 2012	23,680	24,953
Nextel Communications, Inc., Series E, 6.875% 2013	44,088	42,931
Nextel Communications, Inc., Series F, 5.95% 2014	144,965	135,180
Nextel Communications, Inc., Series D, 7.375% 2015	127,223	121,498
Sprint Capital Corp. 8.75% 2032	3,000	2,880
Cricket Communications, Inc. 9.375% 2014	170,395	173,803
Cricket Communications, Inc. 10.00% 2015	10,000	10,500
Cricket Communications, Inc. 7.75% 2016	142,615	146,180
MetroPCS Wireless, Inc. 9.25% 2014	124,195	128,542
MetroPCS Wireless, Inc. 9.25% 2014	79,165	81,936
Windstream Corp. 8.125% 2013	64,450	66,947
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	29,345	29,949
Windstream Corp. 8.625% 2016	19,300	19,541
Windstream Corp. 7.00% 2019	2,500	2,319
Digicel Group Ltd. 12.00% 20146	61,825	69,476
Digicel Group Ltd. 12.00% 2014	600	674
Digicel Group Ltd. 8.875% 20156	32,475	31,907
Digicel Group Ltd. 8.875% 2015	4,915	4,829
Digicel Group Ltd. 10.50% 20186	10,450	10,829
Clearwire Communications LLC/Finance 12.00% 20156	80,125	79,825
Clearwire Communications LLC/Finance 12.00% 20156	35,520	35,387
New Communications Holdings 7.875% 20156	16,800	17,010
New Communications Holdings 8.25% 20176	47,325	47,739
New Communications Holdings 8.50% 20206	33,950	34,205
New Communications Holdings 8.75% 20226	15,925	16,005
Wind Acquisition SA 11.75% 20176	106,800	110,004
Intelsat, Ltd. 8.50% 2013	3,000	3,037
Intelsat, Ltd. 9.25% 2014	8,000	8,220
Intelsat, Ltd. 8.875% 2015	12,250	12,510
Intelsat Jackson Holding Co., Series B, 8.875% 20156	10,750	10,978
Intelsat, Ltd. 9.50% 2015	7,000	7,157
Intelsat, Ltd. 9.25% 2016	5,000	5,275
Intelsat Jackson Holding Co. 9.50% 2016	21,600	22,788
Intelsat Jackson Holding Co. 8.50% 20196	21,000	21,315
Crown Castle International Corp. 9.00% 2015	40,750	43,297
Crown Castle International Corp. 7.75% 20176	11,150	11,847
American Tower Corp. 7.00% 2017	21,825	24,444
American Tower Corp. 7.25% 2019	11,225	12,853
Orascom Telecom 7.875% 20146	32,780	30,240
Qwest Communications International Inc. 8.00% 20156	12,750	13,164
Sorenson Communications 10.50% 20156	20,700	13,145
SBA Telecommunications, Inc. 8.00% 20166	10,450	10,868
Trilogy International Partners LLC, Term Loan B, 4.034% 20121,2,3,9	10,475	9,532
América Móvil, SAB de CV 5.00% 20206	4,350	4,516
América Móvil, SAB de CV 8.46% 2036	MXN65,000	4,753
Hawaiian Telcom Communications, Inc. 8.765% 20131,7	$19,715	444
Hawaiian Telcom Communications, Inc. 9.75% 20137	23,340	525
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20141,2,3,4	9,106	7,660
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20157	8,725	1
Level 3 Financing, Inc. 9.25% 2014	4,000	3,650
		1,731,358

FINANCIALS — 10.75%
CIT Group Inc., Term Loan 2A, 9.50% 20121,2,3	9,489	9,686
CIT Group Inc., Term Loan, 13.00% 20121,2,3	17,316	17,924
CIT Group Inc., Series A, 7.00% 2013	93,738	90,223
CIT Group Inc., Series A, 7.00% 2014	59,830	56,689
CIT Group Inc., Series A, 7.00% 2015	114,823	106,498
CIT Group Inc., Series A, 7.00% 2016	51,190	46,967
Realogy Corp., Letter of Credit, 3.231% 20131,2,3	23,439	19,850
Realogy Corp., Term Loan B, 3.292% 20131,2,3	91,731	77,685
Realogy Corp., Term Loan DD, 3.292% 20131,2,3	29,994	25,401
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,3	61,900	65,421
International Lease Finance Corp. 5.125% 2010	2,375	2,360
International Lease Finance Corp., Series R, 4.95% 2011	10,265	10,162
International Lease Finance Corp., Series Q, 5.45% 2011	44,505	44,082
International Lease Finance Corp., Series Q, 5.75% 2011	50,436	49,743
International Lease Finance Corp. 4.75% 2012	9,060	8,618
International Lease Finance Corp. 5.00% 2012	3,375	3,135
International Lease Finance Corp., Series R, 5.30% 2012	8,810	8,325
International Lease Finance Corp., Series R, 5.35% 2012	8,390	7,971
International Lease Finance Corp., Series R, 5.40% 2012	17,500	16,669
International Lease Finance Corp., Series R, 6.375% 2013	15,500	14,609
International Lease Finance Corp. 8.625% 20156	14,750	14,013
Liberty Mutual Group Inc. 6.50% 20356	18,000	16,107
Liberty Mutual Group Inc., Series B, 7.00% 20671,6	11,185	8,791
Liberty Mutual Group Inc., Series A, 7.80% 20871,6	78,468	65,128
Liberty Mutual Group Inc., Series C, 10.75% 20881,6	47,950	52,266
Developers Diversified Realty Corp. 5.50% 2015	10,385	9,743
Developers Diversified Realty Corp. 9.625% 2016	52,305	56,812
Developers Diversified Realty Corp. 7.50% 2017	26,110	25,657
GMAC LLC 7.25% 2011	8,898	9,087
GMAC LLC 6.625% 2012	1,899	1,918
GMAC LLC 6.875% 2012	4,432	4,465
GMAC LLC 7.00% 2012	2,945	2,993
GMAC LLC 7.50% 2013	3,030	3,053
GMAC LLC 2.738% 20141	9,210	7,937
GMAC LLC 6.75% 2014	7,500	7,258
GMAC LLC 6.75% 2014	2,529	2,472
GMAC LLC 8.30% 20156	31,226	31,694
GMAC LLC 8.00% 20206	8,500	8,330
Rouse Co. 7.20% 20127	12,145	13,785
Rouse Co. 5.375% 20137	22,130	23,790
Rouse Co. 6.75% 20136,7	17,950	19,835
Rouse Co. 3.625% 20097	12,415	13,036
Ford Motor Credit Co. 7.25% 2011	8,000	8,221
Ford Motor Credit Co. 7.375% 2011	1,500	1,528
Ford Motor Credit Co. 3.048% 20121	20,085	19,533
Ford Motor Credit Co. 7.50% 2012	5,000	5,115
Ford Motor Credit Co. 7.80% 2012	2,000	2,060
Ford Motor Credit Co. 8.70% 2014	4,270	4,454
Ford Motor Credit Co. 7.00% 2015	6,000	5,941
Ford Motor Credit Co. 8.00% 2016	18,950	19,402
Host Marriott, LP, Series K, 7.125% 2013	4,450	4,506
Host Marriott, LP, Series O, 6.375% 2015	7,725	7,609
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	18,325	18,210
Host Hotels & Resorts LP 9.00% 2017	29,025	31,202
Zions Bancorporation 5.65% 2014	31,690	29,155
Zions Bancorporation 7.75% 2014	6,455	6,583
Zions Bancorporation 6.00% 2015	12,560	11,399
MetLife Capital Trust IV 7.875% 20671,6	14,950	14,427
MetLife Capital Trust X 9.25% 20681,6	21,500	23,328
MetLife Inc. 10.75% 20691	7,000	8,340
National City Preferred Capital Trust I 12.00% (undated)1	41,340	45,267
SLM Corp., Series A, 4.50% 2010	3,000	3,006
SLM Corp., Series A, 5.375% 2013	9,000	8,732
SLM Corp., Series A, 8.45% 2018	30,000	27,723
Hospitality Properties Trust 7.875% 2014	4,090	4,513
Hospitality Properties Trust 5.125% 2015	4,410	4,408
Hospitality Properties Trust 6.30% 2016	2,215	2,293
Hospitality Properties Trust 5.625% 2017	12,870	12,339
Hospitality Properties Trust 6.70% 2018	6,820	6,942
Capital One Capital IV 6.745% 20371	22,000	18,590
Capital One Capital V 10.25% 2039	8,365	8,877
ProLogis 5.625% 2016	8,685	8,176
ProLogis 6.625% 2018	8,570	8,178
ProLogis 7.375% 2019	5,000	4,905
ProLogis 6.875% 2020	6,350	6,012
Lazard Group LLC 7.125% 2015	21,626	22,800
HBOS PLC 6.75% 20186	20,925	19,615
HBOS PLC 6.00% 20336	4,050	2,968
Nationwide Mutual Insurance Co. 9.375% 20396	18,000	21,157
Regions Financial Corp. 7.75% 2014	15,500	16,367
Citigroup Inc. 6.125% 2017	4,350	4,549
Citigroup Inc. 6.125% 2018	4,675	4,887
Citigroup Capital XXI 8.30% 20771	6,500	6,363
Genworth Financial, Inc. 6.15% 20661	22,500	15,525
Royal Bank of Scotland Group PLC 5.00% 2014	2,050	1,925
Royal Bank of Scotland Group PLC 5.05% 2015	4,178	3,906
Royal Bank of Scotland Group PLC 4.70% 2018	8,490	6,877
Royal Bank of Scotland Group PLC 6.99% (undated)1,6	3,615	2,368
Unum Group 7.125% 2016	13,575	14,935
Simon Property Group, LP 10.35% 2019	7,350	9,798
Brandywine Operating Partnership, LP 7.50% 2015	7,000	7,640
Lehman Brothers Holdings Inc., Series G, 4.80% 20147	5,000	1,012
Lehman Brothers Holdings Inc., Series I, 6.20% 20147	4,640	940
Lehman Brothers Holdings Inc., Series H, 5.50% 20167	360	73
Lehman Brothers Holdings Inc., Series I, 6.875% 20187	23,000	4,801
Banco Mercantil del Norte, SA 6.135% 20161,6	3,500	3,509
Banco Mercantil del Norte, SA 6.862% 20211,6	2,000	1,968
AXA SA, Series 22, 6.667% (undated)1	£4,000	4,901
Prudential Financial, Inc. 8.875% 20681	$4,380	4,742
HVB Funding Trust I 8.741% 20316	4,720	4,319
Nomura Holdings, Inc. 6.70% 2020	4,000	4,239
Korea Development Bank 8.00% 2014	3,500	3,993
BBVA Bancomer SA 7.25% 20206	2,805	2,774
Allstate Corp., Series B, 6.125% 20671	2,530	2,242
Schwab Capital Trust I 7.50% 20371	1,500	1,491
		1,673,846

INDUSTRIALS — 10.46%
Nielsen Finance LLC, Term Loan A, 2.35% 20131,2,3	3,411	3,216
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	75,850	77,936
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	13,475	14,789
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20165	136,190	130,402
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	60,950	66,893
Nielsen Finance LLC, Term Loan 1L, 8.50% 20172,3,9	28,000	29,260
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.433% 20141,2,3	5,805	4,710
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.533% 20141,2,3	97,854	79,398
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,3	21,458	21,248
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	8,045	6,486
Hawker Beechcraft Acquisition Co., LLC 8.875% 20151,4	54,450	43,287
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	1,305	812
AMH Holdings, Inc. 11.25% 2014	79,938	81,936
AMH Holdings, Inc. 9.875% 2016	13,025	14,034
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20122	3,200	3,241
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 20122	3,500	3,539
Northwest Airlines, Inc., Term Loan B, 4.04% 20131,2,3	10,621	9,400
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20132	2,500	2,597
Delta Air Lines, Inc., Second Lien Term Loan B, 3.548% 20141,2,3	11,640	10,431
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20142	19,983	20,133
Delta Air Lines, Inc. 9.50% 20146	3,625	3,824
Northwest Airlines, Inc., Term Loan A, 2.29% 20181,2,3	10,342	8,817
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20242	32,352	30,330
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.09% 20141,2,3	10,488	9,440
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.09% 20141,2,3	10,182	9,164
DAE Aviation Holdings, Inc. 11.25% 20156	68,584	68,241
TransDigm Inc. 7.75% 20146	75,665	76,232
TransDigm Inc. 7.75% 2014	8,960	9,027
CEVA Group PLC, Bridge Loan, 9.10% 20151,2,3,9	56,263	47,261
CEVA Group PLC 11.625% 20166	13,930	14,452
CEVA Group PLC 11.50% 20186	20,725	21,139
Continental Airlines, Inc. 8.75% 2011	21,200	21,438
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20122	5,000	4,997
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 20122	2,363	2,345
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20172	6,049	5,777
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20182	5,757	5,369
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20182	4,421	4,145
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	4,799	4,823
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	2,298	2,246
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	5,828	5,908
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20202	957	888
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20202	12,143	11,019
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	5,092	5,156
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	2,494	2,524
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20222	291	298
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	5,854	5,693
Ashtead Group PLC 8.625% 20156	26,250	26,119
Ashtead Capital, Inc. 9.00% 20166	46,955	46,251
ARAMARK Corp., Letter of Credit, 2.223% 20141,2,3	215	201
ARAMARK Corp., Term Loan B, 2.408% 20141,2,3	2,973	2,782
ARAMARK Corp. 3.844% 20151	21,220	19,628
ARAMARK Corp. 8.50% 2015	40,145	40,747
ARAMARK Corp., Letter of Credit, 3.448% 20161,2,3	388	375
ARAMARK Corp., Term Loan B, 3.783% 20161,2,3	5,897	5,695
US Investigations Services, Inc., Term Loan B, 3.539% 20151,2,3	8,266	7,150
US Investigations Services, Inc. 10.50% 20156	43,340	41,390
US Investigations Services, Inc. 11.75% 20166	20,965	19,131
AMR Corp., Series B, 10.45% 2011	1,850	1,827
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20122	17,375	17,549
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20122	8,690	8,592
AMR Corp. 9.00% 2012	16,155	14,459
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20132	1,300	1,328
AMR Corp. 9.00% 2016	1,475	1,276
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	13,690	11,295
AMR Corp. 9.88% 2020	1,275	982
AMR Corp. 9.80% 2021	2,555	1,967
AMR Corp. 10.00% 2021	9,000	6,930
Nortek, Inc. 11.00% 20138	54,889	57,496
RailAmerica, Inc. 9.25% 2017	53,333	56,133
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	53,577	55,251
United Air Lines, Inc., Term Loan B, 2.375% 20141,2,3	29,968	25,982
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20062,7,9	1,135	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,6	8,769	7,432
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20242	5,960	5,528
RBS Global, Inc. and Rexnord LLC 8.50% 20186	36,100	35,197
TFM, SA de CV 9.375% 2012	304	313
Kansas City Southern Railway Co. 13.00% 2013	2,710	3,269
Kansas City Southern Railway Co. 8.00% 2015	15,892	16,448
Esterline Technologies Corp. 6.625% 2017	17,247	17,075
Navistar International Corp. 8.25% 2021	14,775	15,071
H&E Equipment Services, Inc. 8.375% 2016	14,875	14,057
Oshkosh Corp. 8.25% 2017	4,500	4,703
Oshkosh Corp. 8.50% 2020	3,525	3,684
Esco Corp. 4.412% 20131,6	950	874
Esco Corp. 8.625% 20136	5,600	5,586
Sequa Corp., Term Loan B, 3.55% 20141,2,3	6,871	6,238
Park-Ohio Industries, Inc. 8.375% 2014	6,225	5,789
Ply Gem Industries, Inc. 11.75% 2013	5,000	5,225
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	3,650	3,645
Allied Waste North America, Inc. 6.875% 2017	2,800	3,056
		1,628,027

INFORMATION TECHNOLOGY — 8.15%
NXP BV and NXP Funding LLC 3.053% 20131	79,290	68,090
NXP BV and NXP Funding LLC 3.394% 20131	€48,528	51,035
NXP BV and NXP Funding LLC 10.00% 201310	$77,049	82,442
NXP BV and NXP Funding LLC 7.875% 2014	74,470	68,699
NXP BV and NXP Funding LLC 8.625% 2015	€48,950	50,281
NXP BV and NXP Funding LLC 9.50% 2015	$105,115	88,297
Freescale Semiconductor, Inc. 4.412% 20141	7,525	6,547
Freescale Semiconductor, Inc. 8.875% 2014	34,320	31,489
Freescale Semiconductor, Inc. 9.125% 20141,4	136,447	122,802
Freescale Semiconductor, Inc., Term Loan, 4.604% 20161,2,3	20,057	17,701
Freescale Semiconductor, Inc. 10.125% 2016	87,542	70,471
Freescale Semiconductor, Inc. 9.25% 20186	24,550	24,366
Freescale Semiconductor, Inc. 10.125% 20186	50,725	51,993
First Data Corp., Term Loan B2, 3.097% 20141,2,3	80,751	68,026
First Data Corp. 9.875% 2015	104,585	78,962
First Data Corp. 9.875% 2015	9,700	7,420
First Data Corp. 10.55% 20154	73,863	54,474
Sanmina-SCI Corp. 6.75% 2013	39,700	39,402
Sanmina-SCI Corp. 3.287% 20141,6	28,755	26,742
Sanmina-SCI Corp. 8.125% 2016	86,807	85,939
SunGard Data Systems Inc. 9.125% 2013	55,575	56,756
SunGard Data Systems Inc. 10.625% 2015	8,800	9,449
Advanced Micro Devices, Inc. 8.125% 20176	30,400	30,400
Ceridian Corp. 11.25% 2015	32,925	29,879
Jabil Circuit, Inc. 8.25% 2018	22,415	23,872
Serena Software, Inc. 10.375% 2016	24,540	23,497
		1,269,031

HEALTH CARE — 7.28%
Elan Finance PLC and Elan Finance Corp. 4.436% 20111	36,532	36,075
Elan Finance PLC and Elan Finance Corp. 4.663% 20131	16,120	15,475
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	73,740	74,293
Elan Finance PLC and Elan Finance Corp. 8.75% 20166	76,740	74,917
Tenet Healthcare Corp. 7.375% 2013	71,295	71,651
Tenet Healthcare Corp. 9.25% 2015	39,985	41,484
Tenet Healthcare Corp. 8.875% 20196	76,720	81,707
VWR Funding, Inc., Series B, 10.25% 20151,4	130,463	132,420
PTS Acquisition Corp. 9.50% 20151,4	95,433	91,377
PTS Acquisition Corp. 9.75% 2017	€2,750	3,027
HealthSouth Corp. 10.75% 2016	$76,940	83,480
HCA Inc., Term Loan B1, 2.783% 20131,2,3	2,925	2,762
HCA Inc. 6.75% 2013	4,310	4,245
HCA Inc. 9.125% 2014	12,945	13,576
HCA Inc. 6.375% 2015	4,920	4,619
HCA Inc. 9.25% 2016	11,725	12,458
HCA Inc. 9.625% 20161,4	18,906	20,277
HCA Inc., Term Loan B2, 3.783% 20171,2,3	7,015	6,714
HCA Inc. 7.875% 2020	5,050	5,220
Boston Scientific Corp. 6.25% 2015	3,785	3,929
Boston Scientific Corp. 6.00% 2020	16,760	16,670
Boston Scientific Corp. 7.375% 2040	40,896	41,589
Bausch & Lomb Inc. 9.875% 2015	54,025	55,781
Quintiles Transnational 9.50% 20141,4,6	50,435	50,813
Surgical Care Affiliates, Inc. 8.875% 20151,4,6	28,684	28,576
Surgical Care Affiliates, Inc. 10.00% 20176	19,430	19,284
Symbion Inc. 11.75% 20151,4	34,810	30,589
Merge Healthcare Inc. 11.75% 20156	27,425	27,459
Patheon Inc. 8.625% 20176	20,385	20,334
Coventry Health Care, Inc. 5.875% 2012	4,890	5,045
Coventry Health Care, Inc. 5.95% 2017	15,000	14,347
Viant Holdings Inc. 10.125% 20176	16,674	17,070
Accellent Inc. 8.375% 20176	8,615	8,486
CHS/Community Health Systems, Inc. 8.875% 2015	8,000	8,270
Team Finance LLC and Health Finance Corp. 11.25% 2013	6,944	7,291
Health Management Associates, Inc. 6.125% 2016	3,000	2,858
		1,134,168

MATERIALS — 4.06%
Georgia Gulf Corp. 10.75% 20168	5,388	5,496
Georgia Gulf Corp. 9.00% 20176,8	87,615	89,367
Reynolds Group 7.75% 20166	37,090	36,441
Reynolds Group 8.50% 20186	33,765	33,301
Nalco Co. 9.00% 2013	€965	1,198
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	$8,825	9,002
Nalco Co., Term Loan B, 5.75% 20161,2,3	1,832	1,831
Nalco Co. 8.25% 2017	36,501	37,961
International Paper Co. 7.95% 2018	20,575	24,534
International Paper Co. 9.375% 2019	9,980	12,911
Ball Corp. 7.125% 2016	14,785	15,543
Ball Corp. 7.375% 2019	9,680	10,116
Ball Corp. 6.75% 2020	8,345	8,470
Owens-Brockway Glass Container Inc. 6.75% 2014	3,309	3,383
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	459
Owens-Brockway Glass Container Inc. 7.375% 2016	$28,630	29,990
LBI Escrow Corp 8.00% 20176	31,010	32,018
Smurfit Kappa Acquisition 7.25% 2017	€515	636
Smurfit Kappa Acquisition 7.75% 2019	17,715	21,663
Smurfit Capital Funding PLC 7.50% 2025	$10,126	9,037
CEMEX Finance LLC 9.50% 20166	18,150	17,605
CEMEX Finance LLC 9.50% 2016	6,850	6,644
CEMEX SA 9.25% 20206	7,635	6,681
Georgia-Pacific Corp. 8.125% 2011	11,610	12,147
Georgia-Pacific LLC 8.25% 20166	13,005	13,932
Rockwood Specialties Group, Inc. 7.50% 2014	10,215	10,343
Rockwood Specialties Group, Inc. 7.625% 2014	€12,235	14,962
Dow Chemical Co. 7.60% 2014	$13,000	15,026
Dow Chemical Co. 8.55% 2019	6,225	7,632
Graphic Packaging International, Inc. 9.50% 2017	17,445	18,317
MacDermid 9.50% 20176	17,840	17,929
FMG Finance Pty Ltd. 4.538% 20111,6	3,875	3,868
FMG Finance Pty Ltd. 10.625% 20166	11,725	12,956
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	14,950	16,466
Plastipak Holdings, Inc. 8.50% 20156	15,515	15,639
Rio Tinto Finance (USA) Ltd. 8.95% 2014	11,830	14,361
Teck Resources Ltd. 9.75% 2014	10,900	12,892
Rock-Tenn Co. 9.25% 2016	9,795	10,554
Steel Dynamics Inc. 7.625% 20206	9,250	9,250
Newpage Corp. 11.375% 2014	10,000	9,125
Solutia Inc. 8.75% 2017	2,960	3,093
		632,779

UTILITIES — 3.84%
Edison Mission Energy 7.50% 2013	43,325	37,476
Edison Mission Energy 7.75% 2016	12,825	8,977
Midwest Generation, LLC, Series B, 8.56% 20162	48,873	48,262
Edison Mission Energy 7.00% 2017	42,195	27,216
Edison Mission Energy 7.20% 2019	46,450	28,799
Homer City Funding LLC 8.734% 20262	8,970	8,297
Edison Mission Energy 7.625% 2027	44,280	25,350
Texas Competitive Electric Holdings Co. LLC, Term Loan B1, 3.85% 20141,2,3	9,974	7,410
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.066% 20141,2,3	109,468	81,321
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	42,288	28,122
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	33,140	22,038
Texas Competitive Electric Holdings Co. LLC 11.25% 20161,4	11,493	7,413
NRG Energy, Inc. 7.25% 2014	21,350	21,697
NRG Energy, Inc. 7.375% 2016	65,725	65,561
NRG Energy, Inc. 7.375% 2017	2,025	2,010
Intergen Power 9.00% 20176	71,950	71,950
AES Corp. 9.375% 2010	2,483	2,508
AES Corp. 8.75% 20136	5,607	5,719
AES Gener SA 7.50% 2014	11,750	12,950
AES Corp. 7.75% 2015	3,075	3,129
AES Corp. 8.00% 2017	32,500	32,987
AES Corp. 8.00% 2020	11,300	11,413
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,000	4,236
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,219
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	525	566
Sierra Pacific Resources 8.625% 2014	11,075	11,435
Sierra Pacific Resources 6.75% 2017	2,000	2,025
CMC Energy Corp. 6.55% 2017	5,400	5,465
CMS Energy Corp. 6.25% 2020	2,700	2,582
Enersis SA 7.375% 2014	5,000	5,631
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20176	2,000	2,046
		597,810

CONSUMER STAPLES — 3.38%
SUPERVALU INC., Term Loan B, 1.597% 20121,2,3	430	408
SUPERVALU INC. 7.50% 2012	3,860	3,990
Albertson’s, Inc. 7.25% 2013	4,990	5,102
SUPERVALU INC. 7.50% 2014	1,000	1,005
SUPERVALU INC., Term Loan B2, 3.097% 20151,2,3	761	726
SUPERVALU INC. 8.00% 2016	51,350	51,093
Albertson’s, Inc. 7.45% 2029	2,684	2,241
Albertson’s, Inc. 8.00% 2031	31,850	27,710
Stater Bros. Holdings Inc. 8.125% 2012	38,005	38,195
Stater Bros. Holdings Inc. 7.75% 2015	46,405	46,521
Rite Aid Corp. 8.625% 2015	14,500	11,890
Rite Aid Corp., Term Loan T4, 9.50% 20151,2,3	14,948	15,205
Rite Aid Corp. 9.75% 2016	15,000	15,750
Rite Aid Corp. 10.25% 2019	10,325	10,338
Rite Aid Corp. 7.70% 2027	7,500	4,256
Rite Aid Corp. 6.875% 2028	11,177	5,980
Tops Markets 10.125% 20156	47,500	49,163
Smithfield Foods, Inc., Series B, 7.75% 2013	2,300	2,290
Smithfield Foods, Inc. 10.00% 20146	32,400	36,045
Smithfield Foods, Inc. 7.75% 2017	9,350	8,976
BFF International Ltd. 7.25% 20206	36,950	38,059
Constellation Brands, Inc. 8.375% 2014	4,650	4,975
Constellation Brands, Inc. 7.25% 2017	25,500	25,978
Ingles Markets, Inc. 8.875% 2017	21,225	21,703
C&S Group Enterprises LLC 8.375% 20176	22,200	21,645
Spectrum Brands Inc. 9.50% 20186	18,950	19,566
Tyson Foods, Inc. 10.50% 2014	16,525	19,334
Elizabeth Arden, Inc. 7.75% 2014	12,368	12,337
CEDC Finance Corp. 9.125% 20166	11,500	11,155
Cott Beverages Inc. 8.375% 20176	8,700	8,809
TreeHouse Foods, Inc. 7.75% 2018	5,600	5,824
		526,269

ENERGY — 2.00%
Petroplus Finance Ltd. 6.75% 20146	43,250	37,844
Petroplus Finance Ltd. 7.00% 20176	53,050	43,501
Petroplus Finance Ltd. 9.375% 20196	22,275	19,268
General Maritime Corp. 12.00% 20176	26,675	27,342
Forest Oil Corp. 8.50% 2014	6,800	7,123
Forest Oil Corp. 7.25% 2019	17,750	17,217
TransCanada PipeLines Ltd. 6.35% 20671	22,645	20,209
Williams Companies, Inc. 6.375% 20106	6,000	6,052
Williams Companies, Inc. 7.875% 2021	1,222	1,403
Williams Companies, Inc. 8.75% 2032	10,638	12,447
Overseas Shipholding Group, Inc. 8.125% 2018	19,300	19,059
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	4,400	4,618
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	12,125	13,783
Pemex Project Funding Master Trust 5.75% 2018	5,850	6,158
Pemex Project Funding Master Trust 6.625% 2035	6,500	6,718
Drummond Co., Inc. 7.375% 2016	12,445	11,761
Enterprise Products Operating LLC 7.00% 20671	10,055	8,876
Enbridge Energy Partners, LP 9.875% 2019	1,250	1,645
Enbridge Energy Partners, LP 8.05% 20771	7,220	7,119
Teekay Corp. 8.50% 2020	8,700	8,700
Denbury Resources Inc. 9.75% 2016	5,000	5,425
Denbury Resources Inc. 8.25% 2020	3,088	3,242
Petrobras International 5.75% 2020	2,780	2,813
Petrobras International 6.875% 2040	4,130	4,184
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20142	6,432	6,657
Concho Resources Inc. 8.625% 2017	3,300	3,415
Continental Resources 8.25% 2019	1,800	1,890
Continental Resources 7.375% 20206	700	691
Gazprom OJSC 7.288% 20376	1,800	1,786
		310,946

Total corporate bonds, notes & loans		12,769,474

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.06%
Brazilian Treasury Bill 6.00% 201011	BRL60,254	$34,080
Brazil (Federal Republic of) 10.00% 2017	63,600	31,899
Brazil (Federal Republic of) Global 8.00% 20182	$9,107	10,609
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	8,424
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	2,962
Brazil (Federal Republic of) Global 11.00% 2040	5,185	6,969
Brazilian Treasury Bill 6.00% 204511	BRL19,184	10,266
Colombia (Republic of) Global 10.00% 2012	$1,500	1,686
Colombia (Republic of) Global 10.75% 2013	8,550	10,324
Colombia (Republic of) Global 8.25% 2014	4,000	4,790
Colombia (Republic of) Global 12.00% 2015	COP19,150,000	12,990
Colombia (Republic of) Global 11.75% 2020	$1,936	2,885
Colombia (Republic of) Global 9.85% 2027	COP12,085,000	8,222
Colombia (Republic of) Global 10.375% 2033	$823	1,216
Colombia (Republic of) Global 7.375% 2037	4,139	4,884
Turkey (Republic of) 14.00% 2011	TRY26,550	17,328
Turkey (Republic of) 16.00% 2012	16,000	11,230
Turkey (Republic of) 7.50% 2017	$9,700	11,131
Turkey (Republic of) 6.75% 2018	3,250	3,571
Turkey (Republic of) 6.75% 2040	2,500	2,519
United Mexican States Government, Series M10, 10.50% 2011	MXN12,320	1,013
United Mexican States Government, Series MI10, 9.50% 2014	80,000	7,004
United Mexican States Government 5.00% 201611	66,209	5,874
United Mexican States Government, Series M20, 10.00% 2024	80,000	7,739
United Mexican States Government Global, Series A, 6.75% 2034	$6,105	7,067
United Mexican States Government 4.00% 204011	MXN89,602	7,393
Panama (Republic of) Global 7.125% 2026	$585	686
Panama (Republic of) Global 8.875% 2027	6,500	8,694
Panama (Republic of) Global 6.70% 20362	22,768	25,216
Russian Federation 12.75% 2028	2,000	3,365
Russian Federation 7.50% 20302	21,956	24,892
Egypt (Arab Republic of) 9.10% 2010	EGP50,497	8,867
Egypt (Arab Republic of) 9.10% 2010	3,130	551
Egypt (Arab Republic of) 11.50% 2011	9,380	1,709
Egypt (Arab Republic of) 9.10% 2012	18,225	3,213
Egypt (Arab Republic of) 11.625% 2014	49,265	9,238
Venezuela (Republic of) 5.375% 2010	$2,460	2,448
Venezuela (Republic of) 10.75% 2013	6,000	5,250
Venezuela (Republic of) 8.50% 2014	1,250	966
Venezuela (Republic of) 7.65% 2025	8,455	4,587
Venezuela (Republic of) 9.25% 2027	9,795	6,636
Venezuela (Republic of) 9.25% 2028	2,390	1,470
Uruguay (Republic of) 5.00% 201811	UYU246,832	13,097
Uruguay (Republic of) 4.25% 20272,11	153,028	7,893
Argentina (Republic of) 0.146% 20121,2	$16,240	5,609
Argentina (Republic of) 7.00% 2015	9,560	7,430
Argentina (Republic of) GDP-Linked 2035	ARS84,135	1,620
Argentina (Republic of) GDP-Linked 2035	$12,377	1,006
Argentina (Republic of) 1.18% 20382,11	ARS100,954	4,723
Polish Government, Series 0414, 5.75% 2014	PLN51,554	15,445
Polish Government, Series 1017, 5.25% 2017	2,050	590
Polish Government 6.375% 2019	$3,535	3,928
Indonesia (Republic of) 10.375% 2014	1,800	2,223
Indonesia (Republic of) 6.875% 20176	1,000	1,137
Indonesia (Republic of) 6.875% 2018	5,000	5,687
Indonesia (Republic of) 6.875% 20186	3,725	4,237
Indonesia (Republic of) 6.625% 20376	2,500	2,650
South Africa (Republic of) 6.875% 2019	7,410	8,512
South Africa (Republic of) 5.50% 2020	4,950	5,142
South Korean Government 5.00% 2014	KRW11,325,000	9,518
South Korean Government 5.50% 2017	2,800,000	2,407
Croatian Government 6.75% 20196	$9,400	9,857
Philippines (Republic of) 6.375% 2034	7,600	7,647
Hungarian Government, Series 17/B, 6.75% 2017	HUF1,012,000	4,142
Peru (Republic of) 7.125% 2019	$2,945	3,497
Corporación Andina de Fomento 5.75% 2017	3,000	3,275
Dominican Republic 9.50% 20112	1,688	1,772
Dominican Republic 9.50% 20112,6	1,031	1,082
		475,989

MORTGAGE-BACKED OBLIGATIONS2 — 0.98%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20376	10,725	11,098
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20376	38,760	39,817
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.742% 20361	15,000	12,590
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.706% 20371	20,893	17,649
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 20366	20,690	21,311
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 20366	2,750	2,856
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	16,350	9,018
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR4, Class 2-A-4, 5.698% 20361	6,000	5,078
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-1, 5.00% 2037	3,891	3,506
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20371	1,951	1,135
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3-A, 2.55% 20351	6,418	4,550
Citicorp Mortgage Securities, Inc. 5.50% 2035	4,465	4,233
Bear Stearns ARM Trust, Series 2006-2, Class 2-A-1, 5.65% 20361	5,575	4,076
Lehman Mortgage Trust, Series 2006-6, Class 3-A-9, 5.50% 2036	5,599	3,552
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 2-A2, 5.721% 20361	5,612	3,446
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	3,220	2,872
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 4-A1, 5.376% 20351	2,794	2,636
Banc of America Funding Trust, Series 2006-7, Class T-2-A-1, 5.878% 2036	3,801	2,450
		151,873

U.S. TREASURY BONDS & NOTES — 0.38%
U.S. Treasury 1.375% 2012	10,000	10,153
U.S. Treasury 3.25% 2016	20,000	21,247
U.S. Treasury 6.00% 2026	21,000	27,069
		58,469

ASSET-BACKED OBLIGATIONS2 — 0.04%
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class D, 6.65% 2017	2,500	2,560
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.49% 20371	2,736	2,097
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20166	2,000	2,075
		6,732

MUNICIPALS — 0.01%
State of Connecticut, Mohegan Tribe of Indians, Gaming Authority Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 20332	2,500	1,804

Total bonds, notes & other debt instruments (cost: $12,989,474,000)		13,464,341

	Shares or
Convertible securities — 1.32%	principal amount	Value (000)

INFORMATION TECHNOLOGY — 0.83%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$68,742	$65,649
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$6,218	6,132
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$59,000	58,041
		129,822

INDUSTRIALS — 0.24%
UAL Corp. 4.50% convertible notes 2021	$19,803	19,233
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$25,000	18,906
		38,139

CONSUMER DISCRETIONARY — 0.11%
Cooper-Standard Holdings Inc. 7.00% convertible preferred8,9,10	98,667	13,176
Saks Inc. 2.00% convertible notes 2024	$4,167	3,625
		16,801

ENERGY — 0.08%
TUI Travel PLC, Series A, 1.625% convertible notes 2037	$12,000	11,685

FINANCIALS — 0.06%
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20276	$5,000	4,906
Boston Properties, Inc. 2.875% convertible notes 2037	$4,000	3,965
		8,871

Total convertible securities (cost: $181,396,000)		205,318

Preferred securities — 1.68%	Shares

FINANCIALS — 1.55%
Barclays Bank PLC 7.434%1,6	39,626,000	35,663
Barclays Bank PLC 6.86%1,6	18,477,000	15,059
Barclays Bank PLC 8.55%1,6	13,934,000	13,586
JPMorgan Chase & Co., Series I, 7.90%1	28,770,000	29,751
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities6	1,125,000	29,180
Wells Fargo & Co., Series K, 7.98%1	13,810,000	14,293
Wachovia Capital Trust III 5.80%1	14,745,000	11,870
Catlin Insurance Ltd. 7.249%1,6	28,000,000	22,610
HSBC Holdings PLC, Series 2, 8.00%12	600,000	15,131
XL Capital Ltd., Series E, 6.50%1	16,000,000	11,200
RBS Capital Trust II 6.425% noncumulative trust1,12	16,085,000	8,123
Royal Bank of Scotland Group PLC 5.512% noncumulative trust1	1,700,000	867
Lloyds Banking Group PLC 6.657% preference shares1,6,12	9,350,000	4,769
Lloyds Banking Group PLC, Series A, 6.413%1,6,12	6,450,000	3,290
Bank of America Corp., Series K, 8.00% noncumulative1	6,250,000	6,045
Ally Financial Inc., Series G, 7.00%6	7,226	5,617
Citigroup Inc. 6.00%	209,194	4,037
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative1,6	5,400,000	3,603
ILFC E-Capital Trust II 6.25%1,6	2,970,000	1,919
Banco Bilbao Vizcaya Argentaria, SA, 5.919%1	2,365,000	1,719
Standard Chartered PLC 7.014% noncumulative redeemable preference shares1,6	1,800,000	1,608
Société Générale 5.922%1,6	2,000,000	1,516
SMFG Preferred Capital USD 3 Ltd. 9.50%1,6	315,000	342
Fannie Mae, Series O, 0%1,6,12	150,000	128
		241,926

CONSUMER DISCRETIONARY — 0.13%
Gray Television Inc., Series D, 17.00%9,10,12	20,948,092	19,377

Total preferred securities (cost: $251,323,000)		261,303

Common stocks — 2.12%

FINANCIALS — 0.46%
Citigroup Inc.12	9,981,696	37,531
Bank of America Corp.	2,088,132	30,007
CIT Group Inc.12	124,904	4,229
		71,767

MATERIALS — 0.41%
Georgia Gulf Corp.8,12	4,809,206	64,155

CONSUMER DISCRETIONARY — 0.41%
Cooper-Standard Holdings Inc.8,9,10,12	1,139,235	31,471
Ford Motor Co.12	1,620,210	16,332
Gray Television, Inc.12	4,849,067	11,686
Time Warner Cable Inc.	39,816	2,074
Charter Communications, Inc., Class A12	39,810	1,405
Adelphia Recovery Trust, Series ACC-112	16,413,965	443
Adelphia Recovery Trust, Series Arahova12	1,773,964	422
Adelphia Recovery Trust, Series ACC-6B9,12	3,619,600	18
Forbes Travel Guide, Inc.9,10,12	83,780	31
American Media Operations, Inc.8,9,10,12	823,272	8
		63,890

INDUSTRIALS — 0.41%
Nortek, Inc.8,12	793,647	33,333
Delta Air Lines, Inc.12	2,309,268	27,134
World Color Press Inc.12	124,106	1,384
Atrium Corp.9,10,12	10,986	990
UAL Corp.12	22,981	472
		63,313

TELECOMMUNICATION SERVICES — 0.34%
AT&T Inc.	1,000,000	24,190
American Tower Corp., Class A12	538,967	23,984
Sprint Nextel Corp., Series 112	777,508	3,297
CenturyLink, Inc.	53,258	1,774
XO Holdings, Inc.12	4,746	3
		53,248

HEALTH CARE — 0.07%
UnitedHealth Group Inc.	375,000	10,650
Clarent Hospital Corp. Liquidating Trust8,9,12	576,849	23
		10,673

CONSUMER STAPLES — 0.02%
Winn-Dixie Stores, Inc.12	367,900	3,546

INFORMATION TECHNOLOGY — 0.00%
HSW International, Inc.9,10,12	25,710	38

Total common stocks (cost: $350,362,000)		330,630

Warrants — 0.02%

CONSUMER DISCRETIONARY — 0.02%
Cooper-Standard Holdings Inc., warrants, expire 20178,9,10,12	190,869	2,393
Charter Communications, Inc., warrants, expire 201412	13,390	53
		2,446

INDUSTRIALS — 0.00%
World Color Press Inc., Series I, warrants, expire 201412	70,338	91
World Color Press Inc., Series II, warrants, expire 201412	70,338	71
		162

Total warrants (cost: $2,451,000)		2,608

	Principal amount
Short-term securities — 6.71%	(000)

Freddie Mac 0.17%–0.345% due 8/10–12/15/2010	$184,850	184,700
Fannie Mae 0.16%–0.54% due 7/13–12/3/2010	141,400	141,316
Procter & Gamble International Funding S.C.A. 0.16% due 7/21/20106	116,700	116,689
Hewlett-Packard Co. 0.13%–0.17% due 7/22–7/30/20106	106,400	106,389
Federal Home Loan Bank 0.15%–0.19% due 7/28–8/11/2010	102,900	102,887
United Technologies Corp. 0.17% due 7/22–7/28/20106	79,400	79,391
Jupiter Securitization Co., LLC 0.38% due 8/9/20106	34,700	34,685
JPMorgan Chase & Co. 0.23% due 7/14/2010	26,000	25,997
Coca-Cola Co. 0.19% due 8/27/20106	50,000	49,985
AT&T Inc. 0.19% due 7/26/20106	49,135	49,128
Private Export Funding Corp. 0.30%–0.31% due 8/30–10/4/20106	43,800	43,748
General Electric Capital Corp. 0.25% due 7/1/2010	40,000	40,000
NetJets Inc. 0.18% due 7/19–8/16/20106	37,800	37,795
Merck & Co. Inc. 0.14%–0.25% due 8/3–8/9/20106	18,500	18,497
Straight-A Funding LLC 0.38%–0.40% due 8/10–9/8/20106	14,283	14,274

Total short-term securities (cost: $1,045,426,000)		1,045,481

Total investment securities (cost: $14,820,432,000)		15,309,681
Other assets less liabilities		260,456

Net assets		$15,570,137

1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $910,338,000, which represented 5.85% of the net assets of the fund.

4Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5Step bond; coupon rate will increase at a later date.

6Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,186,256,000, which represented 26.89% of the net assets of the fund.

7Scheduled interest and/or principal payment was not received.
8The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $153,578,000, which represented .99% of the net assets of the fund.
10Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$63,193	$82,442	.53%
Cooper-Standard Holdings Inc.	5/25/2010–5/27/2010	30,746	31,471	.20
Cooper-Standard Holdings Inc. 7.00% convertible preferred	5/26/2010	9,867	13,176	.08
Cooper-Standard Holdings Inc., warrants, expire 2017	5/25/2010–5/27/2010	2,156	2,393	.02
Gray Television Inc., Series D, 17.00%	6/26/2008	19,901	19,377	.13
Atrium Corp.	4/30/2010	990	990	.01
HSW International, Inc.	9/30/2009–10/2/2010	791	38	—
Forbes Travel Guide, Inc.	12/17/2007	21	31	—
American Media Operations, Inc.	1/30/2009	8	8	—

Total restricted securities		$127,673	$149,926	.97%

11 Index-linked bond whose principal amount moves with a government retail price index.
12Security did not produce income during the last 12 months.

Key to abbreviations and symbols

ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
€ = Euros
£ = British pounds
HUF = Hungarian forints
KRW = South Korean won
MXN = Mexican pesos
PLN = Polish zloty
TRY = Turkish liras
UYU = Uruguayan pesos

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares.  Further details on these holdings and related transactions during the nine months ended June 30, 2010, appear below.

	Beginning shares or principal			Ending shares or	Dividend or interest income	Value of affiliates at 6/30/10
	amount	Additions	Reductions	principal amount	(000)	(000)

Georgia Gulf Corp. 9.00% 2017	$—	$87,615,000	$—	$87,615,000	$4,004	$89,367
Georgia Gulf Corp.	4,809,206	205,412	205,412	4,809,206	—	64,155
Georgia Gulf Corp. 10.75% 2016	$—	$5,388,000	$—	$5,388,000	179	5,496
Georgia Gulf Corp., Term Loan,
Revolver (funded), 6.50% 2011	$25,640,000	$—	$25,640,000	$—	494	—
Georgia Gulf Corp., Term Loan B,
10.00% 2013	$19,496,523	$—	$19,496,523	$—	594	—
Nortek, Inc. 11.00% 2013	$—	$54,889,079	$—	$54,889,079	2,595	57,496
Nortek, Inc.	—	793,647	—	793,647	—	33,333
Cooper-Standard Holdings Inc.	—	1,139,235	—	1,139,235	338	31,471
Cooper-Standard Holdings Inc. 7.00%
convertible preferred	—	98,667	—	98,667	38	13,176
Cooper-Standard Holdings Inc.,
warrants, expire 2017	—	190,869	—	190,869	—	2,393
American Media Operations, Inc.
14.00% 2013	$44,909,399	$6,192,157	$5,350,000	$45,751,556	4,421	29,510
American Media Operations, Inc.
9.00% 2013	$3,249,793	$299,061	$—	$3,548,854	290	2,289
American Media Operations, Inc.	823,272	—	—	823,272	—	8
Clarent Hospital Corp. Liquidating Trust	576,849	—	—	576,849	—	23
ZiLOG, Inc.*	1,140,500	—	1,140,500	—	—	—
					$12,953	$328,717

*Unaffiliated issuer at 6/30/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$12,683,421	$86,053	$12,769,474
Bonds & notes of governments & government agencies
outside the U.S.	—	475,989	—	475,989
Mortgage-backed obligations	—	151,873	—	151,873
U.S. treasury bonds & notes	—	58,469	—	58,469
Asset-backed obligations	—	6,732	—	6,732
Municipals	—	1,804	—	1,804
Convertible securities	—	192,142	13,176	205,318
Preferred securities	4,037	237,889	19,377	261,303
Common stocks	298,051	—	32,579	330,630
Warrants	215	—	2,393	2,608
Short-term securities	—	1,045,481	—	1,045,481
Total	$302,303	$14,853,800	$153,578	$15,309,681

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$4,760	$—	$4,760
Unrealized depreciation on open forward currency contracts	—	(234)	—	(234)
Total	$—	$4,526	$—	$4,526

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2010 (dollars in thousands):

	Beginning value	Net purchases	Net realized	Net unrealized	Net transfers	Ending value
	at 10/1/2009	and sales	loss	appreciation	into Level 3†	at 6/30/2010
Investment securities	$102,205	$10,561	$(8,874)	$39,649	$10,037	$153,578

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands):						$38,697

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$906,593
Gross unrealized depreciation on investment securities	(469,332)
Net unrealized appreciation on investment securities	437,261
Cost of investment securities for federal income tax purposes	14,872,420

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-921-0810O-S25513

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 27, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 27, 2010